S000019850 [Member] Expense Example, No Redemption - CTIVP - Victory Sycamore Established Value Fund	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,166